Organization and Nature of Operations - Schedule Of Pre-Acquisition Assets And Liabilities (Details)	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 289,654
Note receivable	142,500
Total assets	432,154
Accounts payable and accrued expenses	20,504
Loan payable - related party - long term	41,995
Convertible notes payable - long term	500,000
Total liabilities	562,499
Total liabilities assumed	$ (130,345)